Goodwill	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill	GOODWILL

As at	March 31, 2025
	Canada	France	EPM	ERP	Industry Solutions (a)	Not allocated (b)	Total
	$	$	$	$	$	$	$
Beginning balance	78,405	135	9,603	63,941	14,409	—	166,493
Business acquisition (note 4)	—	—	—	—	—	14,662	14,662
Impairment loss	—	—	—	—	(5,144)	—	(5,144)
Foreign currency translation adjustment	—	8	593	3,952	843	—	5,396
Net carrying amount	78,405	143	10,196	67,893	10,108	14,662	181,407

As at	March 31, 2024
	Canada	France	EPM	ERP	Industry Solutions (a)	Not allocated	Total
	$	$	$	$	$	$	$
Beginning balance	78,405	136	9,592	63,867	14,393	—	166,393
Foreign currency translation adjustment	—	(1)	11	74	16	—	100
Net carrying amount	78,405	135	9,603	63,941	14,409	—	166,493

(a) Industry Solutions is the CGU that includes the goodwill from the acquisition of Datum Consulting Group, LLC and its international affiliates (the “Datum Acquisition”) for the purpose of impairment testing.
(b) As at March 31, 2025, the XRM Vision purchase price allocation resulted in $14,662,000 of goodwill which has not yet been allocated to a CGU.
During the year, contingent consideration adjustments of $5,567,000 were recorded, related to the Datum Acquisition’s potential earn-out consideration due to profitability targets not being achieved. Management concluded the profitability targets not being achieved constituted an indication of impairment. The goodwill from the Datum Acquisition was recorded in the Company’s Industry Solutions cash-generating unit (“CGU”).
Consequently, management performed an impairment test as at December 31, 2024 for the Industry Solutions CGU. As a result, management concluded that the recoverable amount of the Industry Solutions CGU was less than its carrying amount, resulting in an impairment of goodwill of $5,144,000.
The Company also completed annual impairment tests as at March 31, 2025 and 2024 for all its CGUs except for the XRM Vision Acquisition and concluded that no additional impairment occurred. There are no indications of impairment on the XRM Vision goodwill.
In assessing whether goodwill is impaired, the carrying amount of the CGU was compared to its recoverable amount. The recoverable amount of the CGU is based on the higher of the value in use and fair value less costs of disposal.
The recoverable amount of each CGU was determined based on the value-in-use calculations. The value-in-use calculations covered a three-year forecast, followed by an extrapolation of future expected net operating cash flows for the remaining useful lives using the long-term growth rate determined by management. The present value of the future expected operating cash flows of each CGU is determined by applying a suitable pre-tax WACC reflecting current market assessments of the time value of money and the CGU-specific risks.
9. GOODWILL (CONT’D)
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2025
	Canada	France	EPM	ERP	Industry Solutions
	%	%	%	%	%
Pre-tax WACC	14.0	22.2	21.3	19.9	17.5
Long-term growth rate of net operating cash flows (c)	1.9	1.4	2.1	2.1	2.1

As at	March 31, 2024
	Canada	France	EPM	ERP	Industry Solutions
	%	%	%	%	%
Pre-tax WACC	15.9	25.1	20.3	20.7	24.3
Long-term growth rate of net operating cash flows (c)	1.8	1.4	1.9	1.9	1.9

(c) The long-term growth rate is based on published industry research.
Varying the key assumptions in the values of the recoverable amount calculations, individually, as indicated below, for the years ended March 31, 2025 and 2024, assuming all other variables remain constant, would result in the recoverable amounts being equal to the carrying amounts.

As at	March 31, 2025
	Incremental increase in after-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	45	56
France	253	418
EPM (d)	2,660	—
ERP	770	1,352
Industry Solutions	101	136

(d) The recoverable amount of the EPM CGU is not sensitive to its long-term growth rate assumption.

As at	March 31, 2024
	Incremental increase in after-tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	228	296
France	444	711
EPM (e)	4,078	—
ERP	323	458
Industry Solutions	285	386

(e) The recoverable amount of the EPM CGU is not sensitive to its long-term growth rate assumption.
9. GOODWILL (CONT’D)
Furthermore, decreases of 4% and 8% of the three-year forecast would result in the recoverable amounts being equal to the carrying amounts for the Canada and Industry Solutions CGUs, respectively (March 31, 2024 - 18% for the Canada and ERP CGUs).